Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Loan Related Commitments [Table Text Block]

	December 31,
	2012	2011
	(In Thousands)

Loan origination	$39,093	$39,133
Standby letters of credit	2,414	1,538
Construction loans in process	13,774	3,588
Unused lines of credit	41,824	29,261

	$97,105	$73,520